Offerings	May 07, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,066,670
Proposed Maximum Offering Price per Unit	1.50
Maximum Aggregate Offering Price	$ 4,600,005.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 635.26
Offering Note	1. Represents shares of common stock reserved for issuance under the Registrant's Amended and Restated 2026 Equity Incentive Plan (the "2026 Plan"). The 2026 Plan provides that the aggregate number of shares authorized for issuance under the 2026 Plan will automatically increase on January 1 of each year for a period of ten years commencing on January 1, 2027 and ending on (and including) January 1, 2037, in an amount equal to 5% of the total number of shares of common stock, plus the total number of shares of common stock issuable upon settlement of pre-funded warrants (if any), in each case, outstanding on December 31 of the preceding year; provided, however, that the Registrant's board of directors may act prior to January 1st of a given year to provide that the increase for such year will be a lesser number of shares. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction with respect to the shares of common stock being registered pursuant to this registration statement. The proposed maximum offering price per share is estimated in accordance with Rules 457(c) and 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based upon a price per share of $1.50, which is the average of the high and low prices per share of common stock on May 1, 2026, as reported on The Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	341,637
Proposed Maximum Offering Price per Unit	1.96
Maximum Aggregate Offering Price	$ 669,608.52
Fee Rate	0.01381%
Amount of Registration Fee	$ 92.47
Offering Note	2. Represents shares of common stock issuable upon the exercise of outstanding stock options granted under the Registrant's Amended and Restated 2023 Equity Incentive Plan (the "2023 Plan"). To the extent that any such stock options expire or are terminated prior to exercise, the shares reserved for issuance pursuant to such stock options will become available for issuance under the 2026 Plan. Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction with respect to the shares of common stock being registered pursuant to this registration statement. The proposed maximum offering price per share is estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is equal to the exercise price for such shares.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	11,800
Proposed Maximum Offering Price per Unit	1.40
Maximum Aggregate Offering Price	$ 16,520.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2.28
Offering Note	3. Represents shares of common stock issuable upon the exercise of outstanding stock options granted outside of any equity compensation plan as an inducement material to the new employees entering into employment with the Registrant, in accordance with Nasdaq Listing Rule 5635(c)(4). Pursuant to Rule 416(a) promulgated under the Securities Act, this registration statement shall also cover any additional shares of common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction with respect to the shares of common stock being registered pursuant to this registration statement. The proposed maximum offering price per share is estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is equal to the exercise price for such shares.